T. Rowe Price Institutional Global Large-Cap Equity Fund

Supplement to Prospectus and Summary Prospectus Dated March 1, 2013

Effective November 1, 2013, the T. Rowe Price Institutional Global Large-Cap Equity Fund will change its name to the T. Rowe Price Institutional Global Growth Equity Fund. While there are no changes anticipated to the fund's current investment program and the fund will continue to invest at least 80% of its net assets in stocks of large-cap companies, the new name is intended to emphasize the fund's growth approach to stock selection. In addition, effective November 1, 2013, the fund will change its primary benchmark from the MSCI All Country World Large-Cap Index to the MSCI All Country World Index. The new benchmark is more diversified by country and region than the current benchmark and is more representative of the fund's investment program and new name.

Effective November 1, 2013, all references in the prospectus and summary prospectus to the Institutional Global Large-Cap Equity Fund are hereby replaced by reference to the Institutional Global Growth Equity Fund.